Deferred charges - Deferred Charges (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Beginning Balance, Dry-docking	$ 18,506,000	$ 12,247,000
Costs incurred, Dry-docking	32,837,000	11,318,000
Amortization expensed, Dry-docking	(8,569,000)	(5,059,000)
Ending Balance, Dry-docking	42,774,000	18,506,000	$ 12,247,000
Beginning Balance, Financing fees	46,149,000	41,724,000
Costs incurred, Financing fees	21,712,000	19,445,000
Amortization expensed, Financing fees	(11,685,000)	(10,342,000)	(9,477,000)
Refinancing expenses, Financing fees	(5,148,000)	(3,279,000)
Amortization capitalized, Financing fees	(1,162,000)	(1,399,000)
Ending Balance, Financing fees	49,866,000	46,149,000	41,724,000
Beginning Balance, Total	64,655,000	53,971,000
Costs incurred, Total	54,549,000	30,763,000
Amortization expensed, Total	(20,254,000)	(15,401,000)
Refinancing expenses, Total	(5,148,000)	(3,279,000)	(4,038,000)
Amortization capitalized, Total	(1,162,000)	(1,399,000)
Ending Balance, Total	$ 92,640,000	$ 64,655,000	$ 53,971,000